Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 1,626	$ 1,540
Retirement benefit scheme contributions	8	6
Share-based payment	2,673	1,117
Total key management personnel compensation	$ 4,307	$ 2,663